UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     May 15, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $218,897 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6     1000  1000000 PRN      DEFINED 1             1000000        0        0
CITIGROUP INC                  COM NEW          172967424    63655  1438834 SH       DEFINED 1             1438834        0        0
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7      128   115000 PRN      DEFINED 1              115000        0        0
GENERAL MTRS CO                COM              37045V100        7      227 SH       DEFINED 1                 227        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176       17      136 SH       DEFINED 1                 136        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158       54      500 SH       DEFINED 1                   0        0      500
LEGG MASON INC                 COM              524901105        2       36 SH       DEFINED 1                  36        0        0
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     1430  2000000 PRN      DEFINED 1             2000000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     9697   153211 SH       DEFINED 1              153211        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       33    13302 SH       DEFINED 1               13302        0        0
NORTEK INC                     COM NEW          656559309     1270    17791 SH       DEFINED 1               17791        0        0
PEABODY ENERGY CORP            SDCV 4.750%12/1  704549AG9      820  1000000 PRN      DEFINED 1             1000000        0        0
QUAD / GRAPHICS INC            COM CL A         747301109        2       81 SH       DEFINED 1                  81        0        0
REALOGY HLDGS CORP             COM              75605Y106   127060  2601550 SH       DEFINED 1             2601550        0        0
RESOLUTE FST PRODS INC         COM              76117W109      377    23251 SH       DEFINED 1               23251        0        0
SEMGROUP CORP                  CL A             81663A105     1290    24938 SH       DEFINED 1               24938        0        0
SEMGROUP CORP                  *W EXP 11/30/201 81663A113     6546   240463 SH       DEFINED 1                   0        0   240463
SIMON PPTY GROUP INC NEW       COM              828806109        1        6 SH       DEFINED 1                   6        0        0
STARWOOD PPTY TR INC           NOTE 4.550% 3/0  85571BAA3     5507  5000000 PRN      DEFINED 1             5000000        0        0
TELEFONICA S A                 SPONSORED ADR    879382208        1        6 SH       DEFINED 1                   6        0        0
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